GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.93%
	Domestic Equity Funds - 33.14%
31,491	BlackRock High Equity Income Fund - Institutional Shares	$869,771
210,469	Global X US Preferred ETF	4,080,994
35,280	iShares Select Dividend ETF (a)	3,997,224
76,379	Schwab US Dividend Equity ETF (a)	5,546,643
78,264	SPDR Portfolio S&P 500 High Dividend ETF (a)	2,902,029
46,685	Vanguard High Dividend Yield ETF (a)	4,951,877
1,292	Vanguard S&P 500 ETF (a)	526,206
69,813	WisdomTree U.S. SmallCap Dividend Fund (a)	2,009,916
63,315	WisdomTree US LargeCap Dividend Fund	4,026,834
		28,911,494
	Domestic Fixed Income Funds - 38.32%
109,144	iShares 0-5 Year High Yield Corporate Bond ETF (a)	4,524,018
51,195	iShares Broad USD Investment Grade Corporate Bond ETF (a)	2,564,358
37,783	iShares Convertible Bond ETF	2,885,110
8,307	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	898,319
11,540	Schwab U.S. TIPS ETF	605,042
13,551	SPDR Portfolio Aggregate Bond ETF	343,789
47,952	SPDR Portfolio Long Term Corporate Bond ETF	1,115,364
33,830	SPDR Portfolio Short Term Treasury ETF	973,966
153,367	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	1,429,377
1,906,603	Vanguard High-Yield Corporate Fund - Admiral Shares	9,952,470
8,417	Vanguard Intermediate-Term Treasury ETF (a)	493,741
32,136	Vanguard Long-Term Treasury ETF (a)	2,041,600
49,290	Vanguard Mortgage-Backed Securities ETF	2,266,847
66,422	WisdomTree Floating Rate Treasury Fund (a)	3,342,355
		33,436,356
	International Equity Funds - 17.65%
217,847	iShares Emerging Markets Dividend ETF (a)	5,337,252
14,020	iShares International Dividend Growth ETF (a)	869,520
159,190	iShares International Select Dividend ETF	4,191,473
45,325	SPDR S&P Global Dividend ETF	2,602,108
69,696	SPDR S&P International Dividend ETF (a)	2,396,845
		15,397,198
	International Fixed Income Funds - 1.88%
26,400	Vanguard Emerging Markets Government Bond ETF	1,643,928
	Multi-Asset Funds - 4.98%
193,899	Loomis Sayles Global Allocation Fund - Class Y	4,349,153
	Opportunistic Fixed Income Funds - 0.65%
61,812	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	567,437
	Real Estate Funds - 2.31%
24,109	Vanguard Real Estate ETF (a)	2,014,548
	Total Investment Companies (Cost $79,390,006)	86,320,114

	SHORT TERM INVESTMENTS - 1.05%
	Money Market Funds - 1.05%
918,196	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (b)	918,196
	Total Money Market Funds (Cost $918,196)	918,196
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.12%
19,297,194	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (b)	19,297,194
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,297,194)	19,297,194

	Total Investments (Cost $99,605,396) - 122.11%	106,535,504
	Liabilities in Excess of Other Assets - (22.11)%	(19,286,562)
	TOTAL NET ASSETS - 100.00%	$87,248,942

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2023.